Major Customers - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Revenue, Major Customer [Line Items]
Sales revenue from major customers	$ 128.3	$ 103.6	$ 62.0
Percentage of revenue from major customers	95.30%	92.60%	92.20%
Number of major customers	5	4	5
Customer 1
Revenue, Major Customer [Line Items]
Sales revenue from major customers	$ 48.1	$ 56.2	$ 77.2
Percentage of revenue from major customers	64.70%	62.90%	51.90%